Commitments - Related Party	12 Months Ended
Dec. 31, 2011
Commitments - Related Party [Abstract]
Commitments - Related Party
Note 4 Commitments - Related Party

Beginning in February 1, 2010, the Company entered into a consulting agreement with Exit 21 Global Solutions, LLC ("Exit 21"), an entity controlled by the Company's Chief Executive Officer and Chief Operating Officer, to assist the Company in the development of a clothing line.

As of December 31, 2011 and 2010 this vendor represents 16% and 87% of accounts payable, respectively.  See also Note 10 (B) for the terms of the consulting agreement with Exit 21 subsequent to December 31, 2011.

The contract had both cash and non-cash components for compensation as follows:

		Common Stock Shares		Common Stock Options
	Cash	Quantity	Fair Market Value	Quantity	Fair Market Value	Total Compensation

February 2010 (1)	$314,860	500,000	$50,000	-	$-	$364,860
May 2010 (1)	585,000	1,500,000	150,000	-	-	735,000
June 2011 (2)	350,000	-	-	600,000	1,305,054	1,655,054
	$1,249,860	2,000,000	$200,000	600,000	$1,305,054	$2,754,914

(1) Fair value of $0.10/share was based upon recent cash offerings to third parties.

(2) In connection with the 600,000 stock options granted on July 1, 2011, the Black-Scholes assumptions used were as follows:

Exercise price	$ 2.26
Expected dividends	0%
Expected volatility	127%
Risk free interest rate	3.22%
Expected life of option	10 years
Expected forfeitures	0%

As of December 31, 2011, these options were fully vested.